Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

December 28, 2009

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F St., NE

Washington, D.C. 20549

Attention: Sally Samuel

Re:  Registration Statement on Form N-1A of Advanced Series Trust (the Registration Statement)

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 78 to the Registration Statement under the Securities Act of 1933 and Amendment No. 80 to the Registration Statement under the Investment Company Act of 1940

Dear Ms. Samuel:

On behalf of Advanced Series Trust (referred to herein as the Trust or the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 78 to the Registration Statement under the 1933 Act and Amendment No. 80 to the Registration Statement under the 1940 Act (the Amendment).  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Amendment.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act.  It is proposed that the Amendment become effective as of December 30, 2009.  I have reviewed the Amendment and it does not contain disclosure that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

This filing is intended to respond to telephonic comments received on December 1, 2009 from Sally Samuel of the Commission Staff with respect to the Rule 485(a) filing made as of October 16, 2008 (the Initial Filing) and to make certain non-material changes.  The Initial Filing contained a prospectus and statement of additional information (the SAI) relating to the creation of the AST Bond Portfolio 2017 and the AST Bond Portfolio 2021 as separate series of the Registrant.  The Initial Filing also contained supplements to the Trust’s prospectus and statement of additional information, each May 1, 2009, relating to certain revised investment policies and strategies of the AST UBS Dynamic Alpha Portfolio (to be renamed AST J.P Morgan Strategic Opportunities Portfolio effective on or about March 15, 2010) (the AST J.P. Morgan Portfolio) and the AST Niemann Capital Growth Asset Allocation Portfolio (to be renamed AST Fidelity Investments® Pyramis® Asset Allocation Portfolio effective on or about March 15, 2010) (the Repositioned Portfolio).  Except for the disclosure relating to the revised investment policies and strategies for the above-referenced funds, the Amendment is not intended to otherwise amend the Registrant’s current prospectuses, dated May 1, 2009 or September 25, 2009 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated May 1, 2009 or September 25, 2009 (the Current Statements of Additional Information).  The Current

Prospectuses and the Current Statements of Additional Information remain unchanged except as described in the Amendment.

The Amendment has been tagged to indicate changes from the Initial Filing.  The Commission Staff’s comments, and our responses thereto, are set out below.

1.             Comment:  In the sections of the prospectus and prospectus supplements that describe the investment objectives and policies of the relevant portfolios, please include disclosure to the effect that each portfolio will take steps designed to reduce its exposure to illiquid securities to less than 15% of its net assets in the event a portfolio holds more than 15% of its net assets in illiquid securities.

Response:  As set forth in transmittal letters from the undersigned dated April 18, 2008 and December 18, 2008 that were previously submitted to the Commission Staff, the Trust respectfully disagrees with the Commission Staff’s comment.  The Trust does acknowledge that a portfolio may not: (i) ignore developments subsequent to the purchase of illiquid securities and (ii) purchase additional illiquid securities when more than 15% of the portfolio’s net assets are already invested in illiquid securities.(1) Based upon our review of applicable Commission precedent, the Trust does not believe, however, that the Commission’s limit on illiquid investments requires a fund to sell its illiquid securities in the event the fund holds more than 15% of its assets in such securities due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other portfolio securities. Instead, the Trust believes that the Commission’s precedent requires a fund’s adviser to monitor portfolio liquidity on an ongoing basis and to determine whether, in light of then-current circumstances, an adequate level of liquidity is being maintained.(2) The Trust further believes that this view is consistent with standard industry practice.(3)  As a result, the Trust will include disclosure in the Amendment to the effect that: (i) the relevant subadviser will monitor the portfolio’s liquidity on an ongoing basis and will determine whether, in light of then-current circumstances, an adequate

(1) See Investment Company Act Release No. 5847 (Accounting Series Release 113) (October 21, 1969) (“Significant holdings of restricted securities not only magnify the valuation difficulties but may also present serious liquidity questions. Because open-end companies hold themselves out at all times as being prepared to meet redemptions within seven days, it is essential that such companies maintain a portfolio of investments that enable them to fulfill that obligation. This requires a high degree of liquidity in the assets of open-end companies because the extent of redemption demands or other exigencies are not always predictable. It has been with this in mind that the staff of the Commission has for several years taken the position that an open-end company should not acquire restricted securities when the securities to be acquired, together with other such assets already in the portfolio, would exceed 15 per cent of the company’s net assets at the time of acquisition.”).

(2) Id. (“The Commission, however, is of the view that a prudent limit on any open-end company’s acquisition of restricted securities, or other assets not having readily available market quotations, would be 10 per cent. When as a result of either the increase in the value of some or all of the restricted securities held, or the diminution in the value of unrestricted securities in the portfolios, the restricted securities come to represent a larger percentage of the value of the company’s net assets, the same valuation and liquidity questions occur. Accordingly, if the fair value of restricted holdings increases beyond 10 per cent, it would be desirable for the open-end company to consider appropriate steps to protect maximum flexibility.” (emphasis added)). Investment Company Act Release No. 18612 (March 12, 1992) (“In addition [to valuation responsibilities], the Commission expects funds to monitor portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained. For example, an equity fund that begins to experience a net outflow of assets because investors increasingly shift their money from equity to income funds should consider reducing its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.” (emphasis added)). See also Investment Company Act Release No. 13380 (July 11, 1983): (Providing that in the event that changes in the portfolio or other external events cause a money market fund’s investments to exceed ten percent of the fund’s net assets, the Commission’s limit on illiquid investments “would not force the fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.” (emphasis added)).

(3) “Valuation and Liquidity Issues for Mutual Funds,” Investment Company Institute, (February 1997), at pages 52-53.

level of liquidity is being maintained and (ii) in the event the market value of a portfolio’s illiquid securities exceeds 15% of the portfolio’s net assets due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other securities, the portfolio: (a) will not purchase additional illiquid securities and (b) will consider taking other appropriate steps to maintain adequate liquidity, including, without limitation, reducing its holdings of illiquid securities in an orderly fashion.

2.  Comment:  In the sections of the prospectus and prospectus supplements that describe the investment objectives and policies of the relevant portfolios and the related risk factors, please disclose: (i) the extent to which the relevant subadviser currently expects to invest in sub-prime mortgage-related securities and (ii) the risks associated with investments in such securities.

Response:  The Registrant has added disclosure (i) regarding the extent to which each subadviser currently expects to invest in sub-prime mortgage-related securities, none of the portfolios currently intend to do so and (ii) to the effect that the risks associated with investments in mortgage-related securities are heightened for investments in sub-prime mortgage-related securities.

3.  Comment:  In the fee tables for the AST J.P. Morgan Portfolio and the Repositioned Portfolio, please add a “Short Sale Dividend Expenses” column in the fee table for the AST J.P. Morgan Portfolio and the Repositioned Portfolio and include estimated short sale dividend expenses under that column rather than under the “Other Expenses” column.

Response:  The requested changes have been made to the Amendment.

4.  Comment:  In the sections of the prospectus that describe the risks associated with an investment in the AST Bond Portfolio 2017 and the AST Bond Portfolio 2021, please expand the description of asset transfer program risk.

Response:  The requested disclosure has been added to the prospectus relating to the AST Bond Portfolio 2017 and the AST Bond Portfolio 2021.

5.  Comment:  Please disclose only the principal risks associated with an investment in the portfolios in the risk/return summaries.

Response:  The disclosure relating to the principal risks associated with an investment in the portfolios contained in the risk/return summaries has been revised to summarize those risks in accordance with the requirements of Item 2 of Form N-1A.

6.  Comment:  Please indicate whether or not the investment management agreement and codes of ethics referenced in Part C are “forms of” such documents.

Response:  The investment management agreement and codes of ethics referenced in Part C are not “forms of” such documents.  Corresponding changes have been made to Part C.

7.  Comment:  Please include a letter containing Tandy representations with the filing.

Response:  The requested Tandy representations are included below in this letter.

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Sincerely yours,

/s/ John P. Schwartz
John P. Schwartz